Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	As of December 31,	As of June 30,
	2024	2025	2025
	HK$	HK$	US$
Furniture and fixture	806,471	806,471	102,737
Computers	1,914,442	2,601,264	331,375
Leasehold improvement	1,899,106	1,960,250	249,717
Motor vehicles	9,000	9,000	1,147
Office equipment	749,306	749,467	95,475
Property and equipment	5,378,325	6,126,452	780,451
Less: accumulated depreciation	(5,081,087)	(5,339,422)	(680,190)
Property and equipment, net	297,238	787,030	100,261